Reconciliation of Income Taxes Computed at U.S. Federal Statutory Rate to Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	6 Months Ended				12 Months Ended
	Jun. 30, 2011	Jun. 30, 2014		Jun. 30, 2013		Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Rate Reconciliation [Line Items]
Tax at statutory rate						$ 5,211	$ 3,056	$ 3,497
State income taxes						2,522	251	622
Nondeductible transaction costs						1,148
Tax benefit of partnership status						(726)	(2,211)	(1,239)
Tax impact of change in tax status of LLC								(7,956)
Valuation allowance reversal						(502)
Foreign rate differential						(220)	(188)	(96)
All other						709	(95)	(48)
Total income tax expense	$ (8,100)	$ 9,961	[1]	$ 3,711	[1]	$ 8,142	$ 813	$ (5,220)

[1]	Unaudited